Uncategorized Items
[rr_AnnualFundOperatingExpensesTableTextBlock]
[rr_BarChartAndPerformanceTableHeading]	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns	Annual Total Returns
[rr_BarChartClosingTextBlock]

During the periods shown in the bar chart, the highest return for a calendar quarter was 1.56% (quarter ended June 30, 2014 ), and the lowest return for a quarter was -2.41% (quarter ended June 30, 2013 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 1.54% (quarter ended June 30, 2014 ), and the lowest return for a quarter was -2.38% (quarter ended June 30, 2013 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 1.54% (quarter ended June 30, 2014 ), and the lowest return for a quarter was -2.42% (quarter ended June 30, 2013 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 39.14% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -24.32% (quarter ended September 30, 2011 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.47% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -21.98% (quarter ended December 31, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 1.50% (quarter ended June 30, 2014 ), and the lowest return for a quarter was -2.42% (quarter ended June 30, 2013 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 39.14% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -24.32% (quarter ended September 30, 2011 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.47% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -21.98% (quarter ended December 31, 2008 ).

During the periods shown in the bar chart, the highest return for a calendar quarter was 1.50% (quarter ended June 30, 2014 ), and the lowest return for a quarter was -2.42% (quarter ended June 30, 2013 ).

[rr_BarChartHeading]	Annual Total Returns - Vanguard Short-Term Inflation-Protected Securities Index Fund ETF Shares	Annual Total Returns - Vanguard Short-Term Inflation-Protected Securities Index Fund Institutional Shares	Annual Total Returns - Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	Annual Total Returns - Vanguard Capital Value Fund Investor Shares	Annual Total Returns - Vanguard U.S. Value Fund Investor Shares	Annual Total Returns - Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	Annual Total Returns - Vanguard Capital Value Fund Investor Shares	Annual Total Returns - Vanguard U.S. Value Fund Investor Shares	Annual Total Returns - Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares
[rr_BarChartNarrativeTextBlock]

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

[rr_BarChartTableTextBlock]
[rr_ExpenseExampleClosingTextBlock]	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
[rr_ExpenseExampleHeading]	Example	Example	Example	Examples	Example	Example	Example	Example	Examples
[rr_ExpenseExampleNarrativeTextBlock]

The following example is intended to help you compare the cost of investing in the Fund's ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[rr_ExpenseExampleNoRedemptionTableTextBlock]
[rr_ExpenseHeading]	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses	Fees and Expenses
[rr_ExpenseNarrativeTextBlock]	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
[rr_HighestQuarterlyReturnLabel]	(quarter ended June 30, 2014 )	(quarter ended June 30, 2014 )	(quarter ended June 30, 2014 )	(quarter ended June 30, 2009 )	(quarter ended September 30, 2009 )	(quarter ended June 30, 2014 )	(quarter ended June 30, 2009 )	(quarter ended September 30, 2009 )	(quarter ended June 30, 2014 )
[rr_IndexNoDeductionForFeesExpensesTaxes]	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees or expenses)	(reflects no deduction for fees or expenses)	(reflects no deduction for fees or expenses)	(reflects no deduction for fees or expenses)	(relfects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees or expenses)	(reflects no deduction for fees or expenses)	(reflects no deduction for fees or expenses)	(reflects no deduction for fees or expenses)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)
[rr_LowestQuarterlyReturnLabel]	(quarter ended June 30, 2013 )	(quarter ended June 30, 2013 )	(quarter ended June 30, 2013 )	(quarter ended September 30, 2011 )	(quarter ended December 31, 2008 )	(quarter ended June 30, 2013 )	(quarter ended September 30, 2011 )	(quarter ended December 31, 2008 )	(quarter ended June 30, 2013 )
[rr_ObjectiveHeading]	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective
[rr_ObjectivePrimaryTextBlock]

The Fund seeks to track the performance of a benchmark index that measures the investment return of inflation-protected public obligations of the U.S. Treasury with remaining maturities of less than 5 years.

The Fund seeks to track the performance of a benchmark index that measures the investment return of inflation-protected public obligations of the U.S. Treasury with remaining maturities of less than 5 years.

The Fund seeks to track the performance of a benchmark index that measures the investment return of inflation-protected public obligations of the U.S. Treasury with remaining maturities of less than 5 years.

				The Fund seeks to provide long-term capital appreciation.	The Fund seeks to provide long-term capital appreciation and income.

The Fund seeks to track the performance of a benchmark index that measures the investment return of inflation-protected public obligations of the U.S. Treasury with remaining maturities of less than 5 years.

							The Fund seeks to provide long-term capital appreciation.	The Fund seeks to provide long-term capital appreciation and income.

The Fund seeks to track the performance of a benchmark index that measures the investment return of inflation-protected public obligations of the U.S. Treasury with remaining maturities of less than 5 years.

[rr_OperatingExpensesCaption]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
[rr_PerformanceAvailabilityPhone]	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447	800-662-7447
[rr_PerformanceAvailabilityWebSiteAddress]	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance	vanguard.com/performance
[rr_PerformanceInformationIllustratesVariabilityOfReturns]	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
[rr_PerformancePastDoesNotIndicateFuture]	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
[rr_PerformanceTableClosingTextBlock]

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

[rr_PerformanceTableExplanationAfterTaxHigher]

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

[rr_PerformanceTableHeading]	Average Annual Total Returns for Periods Ended December 31, 2014	Average Annual Total Returns for Periods Ended December 31, 2014	Average Annual Total Returns for Periods Ended December 31, 2014	Average Annual Total Returns for Periods Ended December 31, 2014	Average Annual Total Returns for Periods Ended December 31, 2014	Average Annual Total Returns for Periods Ended December 31, 2014	Average Annual Total Returns for Periods Ended December 31, 2014	Average Annual Total Returns for Periods Ended December 31, 2014	Average Annual Total Returns for Periods Ended December 31, 2014
[rr_PerformanceTableNotRelevantToTaxDeferred]	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.					Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.	After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
[rr_PerformanceTableOneClassOfAfterTaxShown]									Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class.
[rr_PerformanceTableTextBlock]
[rr_PerformanceTableUsesHighestFederalRate]

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

[rr_PortfolioTurnoverHeading]	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover	Portfolio Turnover
[rr_PortfolioTurnoverRate]																				0.18	0.18	0.18	0.90	0.57	0.18	0.90	0.57	0.18
[rr_PortfolioTurnoverTextBlock]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

[rr_ProspectusDate]	Jan. 27, 2015	Jan. 27, 2015	Jan. 27, 2015	Jan. 27, 2015	Jan. 27, 2015	Jan. 27, 2015	Jan. 27, 2015	Jan. 27, 2015	Jan. 27, 2015
[rr_RiskHeading]	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks	Principal Risks
[rr_RiskLoseMoney]	The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it.	The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it.	The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it.	An investment in the Fund could lose money over short or even long periods.	An investment in the Fund could lose money over short or even long periods.	The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it.
[rr_RiskNarrativeTextBlock]

The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund is subject to the following risks, which could affect the Fund's performance:

Income fluctuations. The Fund's quarterly income distributions are likely to fluctuate considerably more than the income distributions of a typical bond fund. In fact, under certain conditions, the Fund may not have any income to distribute. Income fluctuations associated with changes in interest rates are expected to be low; however, income fluctuations associated with changes in inflation are expected to be high. Overall, investors can expect income fluctuations to be high for the Fund.

Interest rate risk, which is the chance that the value of a bond will fluctuate because of a change in the level of interest rates. Although inflation-indexed bonds seek to provide inflation protection, their prices may decline when interest rates rise and vice versa. Because the Fund's dollar-weighted average maturity is expected to be 5 years or less, interest rate risk is expected to be low for the Fund.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

The Fund's ETF Shares are listed for trading on Nasdaq and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although the Fund's ETF Shares are listed for trading on Nasdaq, it is possible that an active trading market may not be maintained.

Trading of the Fund's ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund's ETF Shares may also be halted if (1) the shares are delisted from Nasdaq without first being listed on another exchange or (2)Nasdaq officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund is subject to the following risks, which could affect the Fund's performance:

Income fluctuations. The Fund's quarterly income distributions are likely to fluctuate considerably more than the income distributions of a typical bond fund. In fact, under certain conditions, the Fund may not have any income to distribute. Income fluctuations associated with changes in interest rates are expected to be low; however, income fluctuations associated with changes in inflation are expected to be high. Overall, investors can expect income fluctuations to be high for the Fund.

Interest rate risk, which is the chance that the value of a bond will fluctuate because of a change in the level of interest rates. Although inflation-indexed bonds seek to provide inflation protection, their prices may decline when interest rates rise and vice versa. Because the Fund's dollar-weighted average maturity is expected to be 5 years or less, interest rate risk is expected to be low for the Fund.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund is subject to the following risks, which could affect the Fund's performance:

Income fluctuations. The Fund's quarterly income distributions are likely to fluctuate considerably more than the income distributions of a typical bond fund. In fact, under certain conditions, the Fund may not have any income to distribute. Income fluctuations associated with changes in interest rates are expected to be low; however, income fluctuations associated with changes in inflation are expected to be high. Overall, investors can expect income fluctuations to be high for the Fund.

Interest rate risk, which is the chance that the value of a bond will fluctuate because of a change in the level of interest rates. Although inflation-indexed bonds seek to provide inflation protection, their prices may decline when interest rates rise and vice versa. Because the Fund's dollar-weighted average maturity is expected to be 5 years or less, interest rate risk is expected to be low for the Fund.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. Foreign stocks tend to be more volatile and less liquid than U.S. stocks. The prices of foreign stocks and the prices of U.S. stocks may move in opposite directions.

Asset concentration risk, which is the chance that the Fund's performance may be adversely affected by the poor performance of relatively few stocks as compared with other mutual funds. The Fund may concentrate a large portion of its assets in relatively few holdings within the universe of undervalued stocks. As a result, the volatility experienced by the Fund may be greater than the overall volatility of the stock market.

Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from the overall stock market. Small-, mid-, and large-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks. This volatility is due to several factors, including less certain growth and dividend-yield prospects.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from the overall stock market. Small-, mid-, and large-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks. This volatility is due to several factors, including less certain growth and dividend-yield prospects.

Asset concentration risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks as compared with other mutual funds. The Fund tends to invest a high percentage of assets in its ten largest holdings. As a result, the volatility experienced by the Fund may be greater than the overall volatility of the stock market.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. In addition, significant investment in the financial sector subjects the Fund to proportionately higher exposure to the risks of this sector.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund is subject to the following risks, which could affect the Fund's performance:

Income fluctuations. The Fund's quarterly income distributions are likely to fluctuate considerably more than the income distributions of a typical bond fund. In fact, under certain conditions, the Fund may not have any income to distribute. Income fluctuations associated with changes in interest rates are expected to be low; however, income fluctuations associated with changes in inflation are expected to be high. Overall, investors can expect income fluctuations to be high for the Fund.

Interest rate risk, which is the chance that the value of a bond will fluctuate because of a change in the level of interest rates. Although inflation-indexed bonds seek to provide inflation protection, their prices may decline when interest rates rise and vice versa. Because the Fund's dollar-weighted average maturity is expected to be 5 years or less, interest rate risk is expected to be low for the Fund.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. Foreign stocks tend to be more volatile and less liquid than U.S. stocks. The prices of foreign stocks and the prices of U.S. stocks may move in opposite directions.

Asset concentration risk, which is the chance that the Fund's performance may be adversely affected by the poor performance of relatively few stocks as compared with other mutual funds. The Fund may concentrate a large portion of its assets in relatively few holdings within the universe of undervalued stocks. As a result, the volatility experienced by the Fund may be greater than the overall volatility of the stock market.

Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from the overall stock market. Small-, mid-, and large-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks. This volatility is due to several factors, including less certain growth and dividend-yield prospects.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund's performance:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from the overall stock market. Small-, mid-, and large-cap stocks each tend to go through cycles of doing better-or worse-than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, small- and mid-cap stocks have been more volatile in price than large-cap stocks. This volatility is due to several factors, including less certain growth and dividend-yield prospects.

Asset concentration risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks as compared with other mutual funds. The Fund tends to invest a high percentage of assets in its ten largest holdings. As a result, the volatility experienced by the Fund may be greater than the overall volatility of the stock market.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. In addition, significant investment in the financial sector subjects the Fund to proportionately higher exposure to the risks of this sector.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund is subject to the following risks, which could affect the Fund's performance:

Income fluctuations. The Fund's quarterly income distributions are likely to fluctuate considerably more than the income distributions of a typical bond fund. In fact, under certain conditions, the Fund may not have any income to distribute. Income fluctuations associated with changes in interest rates are expected to be low; however, income fluctuations associated with changes in inflation are expected to be high. Overall, investors can expect income fluctuations to be high for the Fund.

Interest rate risk, which is the chance that the value of a bond will fluctuate because of a change in the level of interest rates. Although inflation-indexed bonds seek to provide inflation protection, their prices may decline when interest rates rise and vice versa. Because the Fund's dollar-weighted average maturity is expected to be 5 years or less, interest rate risk is expected to be low for the Fund.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[rr_RiskNotInsuredDepositoryInstitution]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
[rr_RiskReturnHeading]	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return	Risk/Return
[rr_ShareholderFeesCaption]	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)	Shareholder Fees (Fees paid directly from your investment)
[rr_ShareholderFeesTableTextBlock]
[rr_StrategyHeading]	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies
[rr_StrategyNarrativeTextBlock]

The Fund employs an indexing investment approach designed to track the performance of the Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 0-5Year Index. The Index is a market-capitalization-weighted index that includes all inflation-protected public obligations issued by the U.S. Treasury with remaining maturities of less than 5 years.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the securities that make up the Index, holding each security in approximately the same proportion as its weighting in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the target index, which generally does not exceed 3 years.

The Fund employs an indexing investment approach designed to track the performance of the Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 0-5Year Index. The Index is a market-capitalization-weighted index that includes all inflation-protected public obligations issued by the U.S. Treasury with remaining maturities of less than 5 years.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the securities that make up the Index, holding each security in approximately the same proportion as its weighting in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the target index, which generally does not exceed 3 years.

The Fund employs an indexing investment approach designed to track the performance of the Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 0-5Year Index. The Index is a market-capitalization-weighted index that includes all inflation-protected public obligations issued by the U.S. Treasury with remaining maturities of less than 5 years.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the securities that make up the Index, holding each security in approximately the same proportion as its weighting in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the target index, which generally does not exceed 3 years.

The Fund invests in a portfolio of stocks across the capitalization spectrum that are considered by the advisor to be undervalued. At the advisor's discretion, the portfolio may, at times, be relatively concentrated. Undervalued stocks are generally those that are out of favor with investors and currently trading at prices that the advisor feels are below what the stocks are worth compared with potential earnings, asset values, and/or dividends. These stocks may or may not pay dividends.

The Fund invests substantially all of its assets in U.S. common stocks, with a focus on value stocks-those that are generally out of favor with investors and that typically (but not always) have lower-than-average price/earnings (P/E) ratios. The advisor selects stocks of primarily large and mid-size companies by using a quantitative process to identify stocks that the advisor believes offer a good balance between strong growth prospects and reasonable valuations relative to their industry peers.

The Fund employs an indexing investment approach designed to track the performance of the Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 0-5Year Index. The Index is a market-capitalization-weighted index that includes all inflation-protected public obligations issued by the U.S. Treasury with remaining maturities of less than 5 years.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the securities that make up the Index, holding each security in approximately the same proportion as its weighting in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the target index, which generally does not exceed 3 years.

The Fund invests in a portfolio of stocks across the capitalization spectrum that are considered by the advisor to be undervalued. At the advisor's discretion, the portfolio may, at times, be relatively concentrated. Undervalued stocks are generally those that are out of favor with investors and currently trading at prices that the advisor feels are below what the stocks are worth compared with potential earnings, asset values, and/or dividends. These stocks may or may not pay dividends.

The Fund invests substantially all of its assets in U.S. common stocks, with a focus on value stocks-those that are generally out of favor with investors and that typically (but not always) have lower-than-average price/earnings (P/E) ratios. The advisor selects stocks of primarily large and mid-size companies by using a quantitative process to identify stocks that the advisor believes offer a good balance between strong growth prospects and reasonable valuations relative to their industry peers.

The Fund employs an indexing investment approach designed to track the performance of the Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 0-5Year Index. The Index is a market-capitalization-weighted index that includes all inflation-protected public obligations issued by the U.S. Treasury with remaining maturities of less than 5 years.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the securities that make up the Index, holding each security in approximately the same proportion as its weighting in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the target index, which generally does not exceed 3 years.